STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Class A common stock subject to possible redemption
Class of Stock [Line Items]
Temporary equity common shares issued	11,500,000	11,500,000	0
Temporary equity common shares outstanding	11,500,000	11,500,000	0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, shares issued (in shares)	2,875,000	2,875,000	2,875,000
Common shares, shares outstanding (in shares)	2,875,000	2,875,000	2,875,000
Ratio to be applied to the stock in the conversion	20	20
Number of Class A common stock issued upon conversion of each share (in shares)	1	1